UNAUDITED CONDENSED STATEMENTS OF CASH FLOW - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (458,791)	$ (58,851)	$ (162,106)	$ (2,763,995)	$ (229,230)	$ (4,625,808)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account	(396,440)	(1,054,190)	(316,796)	(23,624)	(4,006)	(3,383,887)
Stock compensation						74,503
Changes in operating assets and liabilities:
Prepaid expenses	75,419	25,083	57,919	57,282	(422,618)	212,013
Accounts payable and accrued expenses		637,796		2,512,223
Accounts payable and accrued expenses	295,825		187,039		153,397	6,143,981
Due to related party	(30,000)	(10,000)	30,000	30,000	21,935	110,000
Net cash used in operating activities	(513,987)	(460,162)	(203,944)	(188,114)	(480,522)	(1,469,198)
Cash flows from investing activities:
Investment of cash in Trust Account					(234,600,000)
Extension contributions to the trust account	(495,000)	(495,000)		0
Withdrawals from the trust account to pay redemptions		206,479,033		0
Net cash used in investing activities	(495,000)	205,984,033		0	(234,600,000)
Cash flows from financing activities:
Proceeds from promissory notes to Sponsor and affiliate of Sponsor	995,000	995,000		0		500,000	$ 500,000
Payment of redemptions of stock		(206,479,033)		0
Payment of deferred offering costs					(539,844)
Proceeds from Issuance of Private Placement					10,600,000
Net cash provided by financing activities	995,000	(205,484,033)		0	236,060,156	500,000
Net Change in Cash	(13,987)	39,838	(203,944)	(188,114)	979,634	(969,198)
Cash at the beginning of the period	50,274	10,436	791,520	979,634		979,634
Cash at the end of the period	36,287	50,274	587,576	791,520	979,634	10,436	$ 791,520
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption					234,600,000
Offering costs paid by Sponsor from proceeds from issuance of Class B ordinary shares					25,000
Deferred underwriting commissions payable charged to additional paid in capital					12,100,000
Remeasurement of ordinary share subject to possible redemption	$ 891,440	$ 1,549,190	$ 316,795	$ 0	$ 28,178,166	$ 3,383,887